Notes and other receivables, net (Details Narrative)	12 Months Ended
	Dec. 31, 2021 USD ($) integer shares	Sep. 30, 2022 USD ($)	Dec. 31, 2020 USD ($)
Litigation settlement amount awarded from other party	$ 2,200,000
Loss contingency receivable proceeds	1,000,000
Notes receivable net	7,393,560	$ 6,039,816	$ 24,977,765
Allowance for credit losses	$ 2,660,943	5,650,000	0
Non THC Business [Member]
Notes receivable number of installments | integer	5
Notes receivable rate of interest	2.00%
Proceeds from collection of notes receivable	$ 374,984
Cultivation and Supply Agreement [Member]
Long term purchase commitment amount	$ 350,000
Term of long term purchase commitment	three year
May 2021, [Member]
Purchase consideration for the land rights	$ 6,000,000
Consideration receivable in shares value	$ 2,500,000
Contingent consideration receivable in shares | shares	1,309,263
Notes receivable maturity date	Jun. 01, 2022
Upfront Payment [Member]
Notes receivable net	$ 5,650,000	$ 5,650,000	$ 0
Long term purchase commitment amount	3,500,000
Allowance for credit losses	$ 2,660,943